GOLDMAN SACHS TRUST II

Goldman Sachs Target Date Portfolios

Class A, Institutional, Service, Investor, Class R, and Class R6 Shares of the

Goldman Sachs Target Date Retirement Portfolio

Goldman Sachs Target Date 2025 Portfolio

Goldman Sachs Target Date 2030 Portfolio

Goldman Sachs Target Date 2035 Portfolio

Goldman Sachs Target Date 2040 Portfolio

Goldman Sachs Target Date 2045 Portfolio

Goldman Sachs Target Date 2050 Portfolio

Goldman Sachs Target Date 2055 Portfolio

Goldman Sachs Target Date 2060 Portfolio

(the “Portfolios”)

Supplement dated May 24, 2021 to the

Prospectus and Statement of Additional Information (“SAI”), each dated December 29, 2020, as supplemented to date

Effective immediately, Christopher Lvoff no longer serves as a portfolio manager for the Portfolios. In addition, effective immediately, Siwen Wu serves as a portfolio manager for the Portfolios. Neill Nuttall will continue to serve as a portfolio manager for the Portfolios.

Accordingly, effective immediately, the Portfolios’ disclosures are modified as follows:

All references to Mr. Lvoff in the Prospectus and SAI are deleted in their entirety.

The following replaces in its entirety the “Portfolio Managers” subsection of the “Summary—Portfolio Management” section of the Prospectus for each Portfolio:

Portfolio Managers: Neill Nuttall, Managing Director and Chief Investment Officer, MAS, has managed the Fund since 2019; and Siwen Wu, Vice President, has managed the Fund since 2021.

The following row is added to the table in the “Service Providers—Fund Managers” section of the Prospectus:

Siwen Wu Vice President	Portfolio Manager— Goldman Sachs Target Date Retirement Portfolio Goldman Sachs Target Date 2025 Portfolio Goldman Sachs Target Date 2030 Portfolio Goldman Sachs Target Date 2035 Portfolio Goldman Sachs Target Date 2040 Portfolio Goldman Sachs Target Date 2045 Portfolio Goldman Sachs Target Date 2050 Portfolio Goldman Sachs Target Date 2055 Portfolio Goldman Sachs Target Date 2060 Portfolio	Since 2021 2021 2021 2021 2021 2021 2021 2021 2021	Mr. Wu is a Vice President in the Multi-Asset Solutions Group. He is a portfolio manager focused on multi-asset investment funds, institutional clients and alternative risk premia strategies. Mr. Wu joined the firm in 2011.

This Supplement should be retained with your Prospectus and SAI for future reference.

TARGDATETBDSTK 05-21